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July 14, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Putnam Capital Manager Trust Separate Account
         Putnam Hartford Capital Manager Series VI variable annuity Putnam Hartford Asset Manager variable annuity
         File No. 333-69439

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on July 10, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-5445.

Sincerely yours,

/s/ Christopher M. Grinnell

Christopher M. Grinnell